RELATED PARTY TRANSACTIONS (Schedule of Future Minimum Lease Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 2,369
2014	2,231
2015	2,041
2016	1,893
2017	85
Thereafter
Total minimum payments	8,619
Affiliate of a Third-Party Shareholder [Member]
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	1,493
2014	1,537
2015	1,583
2016	1,632
2017
Thereafter
Total minimum payments	$ 6,245